CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss) for the period	$ (192,481)	$ (15,210)	$ (272,543)	$ 1,254,213
Items that may be reclassified to profit or loss
Currency translation adjustments (no effect on Income Tax)	52,610	(27,925)	70,290	(267,380)
DFI effects classified as hedges		(8,675)		(7,198)
Gains of investment at fair value	2,142		3,084
Income Tax effects	(749)	2,926	(1,079)	2,409
Items that will not be reclassified to profit or loss
Other comprehensive income (loss), net of tax	54,003	(33,674)	72,295	(272,169)
Total comprehensive income (loss) for the period	(138,478)	(48,884)	(200,248)	982,044
Attributable to:
Controlling Company	(159,729)	(45,512)	(231,201)	1,045,168
Non-controlling interest	$ 21,251	$ (3,372)	$ 30,953	$ (63,124)